Financial results, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Finance income:
Foreign exchange	$ 413,976	$ 48,437	$ 410,386
Interest income	240,005	184,296	102,169
Dividends income	34,172	9,705
Total finance income	688,153	242,438	512,555
Finance costs:
Foreign exchange	(6,407,173)	(598,845)	(2,225,939)
Interest expenses	(928,218)	(639,768)	(612,486)
Other finance costs	(117,445)	(77,033)	(100,051)
Subtotal finance costs	(7,452,836)	(1,315,646)	(2,938,476)
Less: Capitalized finance costs	14,385	2,310
Total finance costs	(7,438,451)	(1,313,336)	(2,938,476)
Other financial results:
Fair value gains of financial assets at fair value through profit or loss	2,041,061	203,087	466,328
Gain from derivative financial instruments	227,378	81,105	1,248,374
Loss from repurchase of non - convertible notes		(168)
Other financial results	2,268,439	284,024	1,714,702
Total financial results, net	$ (4,481,859)	$ (786,874)	$ (711,219)